Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2023
Parent Entity Information [abstract]
Schedule of Statement of Profit or Loss and Other Comprehensive Income	Statement of profit or loss and other comprehensive income
	Parent
	30 June 2023	30 June 2022
	$	$

Loss after income tax	(10,541,904)	(19,962,718)
Total comprehensive income	(10,541,904)	(19,962,718)

Schedule of Statement of Financial Position	Statement of financial position
	Parent
	30-Jun-23	30-Jun-22
	$	$

Total current assets	2,811,985	6,925,107

Total non-current assets	7,238,864	3,852,108
Total assets	10,050,849	10,777,215

Total current liabilities	3,901,365	2,044,842

Total non-current liabilities	1,206,130	62,861
Total liabilities	5,107,495	2,107,703

Net assets	4,943,354	8,669,512
Issued capital	76,008,621	61,822,859
Foreign currency reserve	232,801	-
Equity remuneration reserve	1,601,530	9,338,100
Accumulated losses	(72,899,598)	(62,491,447)
Total equity	4,943,354	8,669,512